Financial expenses and income (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of Analysis of Financial Income and Expenses
An analysis of Financial expenses and Financial income is set forth below:

(€ million)	2021	2020	(d)	2019	(d)
Cost of debt(a)	(313)	(328)		(318)
Interest income(b)	54	103		146
Cost of net debt	(259)	(225)		(172)
Non-operating foreign exchange gains/(losses)	2	(6)		1
Unwinding of discounting of provisions(c)	(11)	(11)		(25)
Net interest cost related to employee benefits	(44)	(57)		(83)
Gains/(losses) on disposals of financial assets	3	6		—
Net interest expense on lease liabilities	(35)	(38)		(39)
Other	16	(4)		19
Net financial income/(expenses)	(328)	(335)		(299)
comprising: Financial expenses	(368)	(388)		(440)
Financial income	40	53		141
(a) Includes net gains on interest rate and currency derivatives used to manage debt: €14 million in 2021, €93 million in 2020 and €187 million in 2019.
(b) Includes net gains on interest rate and currency derivatives used to manage cash and cash equivalents: €51 million in 2021, €66 million in 2020 and €55 million in 2019.
(c) Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note D.19.).
(d) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (see Note A.2.1.).